Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Current Assets [Line Items]
Prepaid expenses	$ 3,230	$ 2,628
Other	467	871
Total other current assets	$ 3,697	$ 3,499